SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2010
STOCK-BASED COMPENSATION
NOTE 26 – SHARE-BASED COMPENSATION

a) Purpose and Guidelines of the Program

Itaú Unibanco Holding has different share-based compensation plan for its executives. These plans aim to involve the management members in the medium and long-term corporate development process, by granting: (i) Simple Stock Options which entitle to the purchase of one preferred share, elapsed the vesting period, or (ii) awards under the Partners' Plan, which give the beneficiary, the right to receive shares of Itaú Unibanco Holding for each share or share-based instrument with its cash bonus, after certain conditions are met. All awards are personal and cannot be pledged or transferred. Shares to be awarded may be newly issued shares or, at the discretion of management, treasury shares.

Such awards may only be granted in years in which there are sufficient profits to enable the distribution of mandatory dividends to stockholders and at a quantity that does not exceed the limit of 0.5% of the total shares held by the stockholders at year-end. The Itaú Unibanco Holding’s Compensation Committee (“Compensation Committee”) is responsible for defining the quantity, the beneficiaries, the type of award, the vesting and exercise period, the exercise price and the blackout periods for exercise. The executive officers and Board of Directors members of Itaú Unibanco Holding and of its subsidiaries and employees may participate in this program, based on assessment of potential and performance. Awards may be granted also upon hiring highly qualified individuals.

Currently, Itaú Unibanco Holding settles the benefits under this program by delivering its own shares, which are held in treasury until they are delivered to the beneficiaries.

b) Characteristics of the Plans

I – Simple Stock Options

Prior Plans

Prior to the association with Unibanco (as described in note 3a), both Itaú and Unibanco used to have their own stock option plans (Prior Plans). Options are no longer granted under the Prior Plans.

On April 24, 2009, awards that were granted to officers of Unibanco before the business combination completion in 2009 were exchanged for new awards. Under the terms of the applicable legislation we were legally required to exchange those awards granted through the Unibanco Plan for awards which allow the beneficiaries to receive shares of Itaú Unibanco Holding upon the exercise of the options. The acquire shares of Itaú Unibanco Holding. The awards issued as replacement awards maintained all the terms of the original awards, except that the awards give the beneficiary the right to acquire shares of Itaú Unibanco Holding instead of shares of Unibanco and Unibanco Holdings. The exchange ratio used to exchange original awards for replacement awards was the same exchange ratio used to issue shares of Itaú Unibanco to stockholders of Unibanco and Unibanco Holdings (as described in note 3a). All other remaining terms including, among others, exercise price, index to be used to adjust the exercise price, vesting and exercise periods and vesting conditions were maintained unchanged with respect to the original awards.

Itaú Plan:

The exercise price was calculated based on the average price of the underlying shares at the BM&FBOVESPA trading sessions over the period of at least one (1) and at most (3) months prior to the issuance of option subject to a positive or a negative adjustments up to 20%. The exercise price could be adjusted based on the IGPM or in its absence, based on the index determined by the Committee.

The vesting period was from one (1) to seven (7) years, counted from the issuance date.

Unibanco Plan:

The exercise price was calculated based on the price on the market of the underlying shares at the BM&FBOVESPA trading sessions at the date of grant. The exercise price could be adjusted based on the IPCA inflation index

The vesting period was from two (2) to eight (8) years, counted from the issuance date.
Post-Acquisition Plan

On April 24, 2009, a new program was launched for Itaú Unibanco Holding (“New Itaú Unibanco Holding Plan”).

According to the new plan, the exercise price is calculated based on the average prices of preferred shares of Itaú Unibanco Holding at the BM&FBOVESPA trading sessions over the period of at least one (1) and at most (3) months prior to the issuance of option subject to a positive or a negative adjustments up to 20%. The exercise price is adjusted based on the IGPM or in its absence, based on the index determined by the Personnel Committee.

The vesting period is from one (1) to seven (7) years, counted from the issuance date.

II – Partners’ Plan

Executives selected to participate in this plan may invest a percentage of their cash bonus to acquire preferred shares of Itaú Unibanco Holding (“Own Shares”) or to acquire an instrument that gives the right to receive preferred shares of Itaú Unibanco Holding (“Share-Based Instrument”). Own shares acquired and Share-Based Instruments are restricted and cannot be sold, pledged or transferred for a period of 3 to 5 years from the purchase date and the executive is exposed to changes in its the fair value of the instruments. Share-Based Instruments give the right to receive one preferred share of Itaú Unibanco Holding after certain vesting conditions are met. Upon purchase of Own Shares and/or Share-Based Instruments, an award is granted (“Partners' Options”) to receive, with no payment of exercise price in cash, a quantity of preferred shares of Itaú Unibanco Holding upon meeting the same vesting conditions of Share-Based Instruments. Vesting periods of Partners’ Options or Share-Based Instruments is from 1 to 7 years, vesting conditions may include a performance condition.

The acquisition price of Own Shares and Share-Based Instruments is established every six months and it is equivalent to the average preferred share of Itaú Unibanco Holding quotation at the BM&FBOVESPA trading sessions in the 30 days prior to the determination of said price.

Title to the shares received after the vesting period of the Partners’ Options should be held by the beneficiary, without any lien or encumbrance, for periods from 5 to 8 years, counted from the acquisition of the Own Shares or of the Share-Based Instrument or upon termination.

Unibanco also had a plan called Program for Partners, according to which the executives selected to participate in such program could invest a percentage of their bonus in the acquisition of preferred shares of Unibanco and Unibanco Holdings, which should be held by them for a term from 3 to 5 years. Depending on the percentage of the bonus invested for acquisition of shares, a certain number of additional shares were granted (Bonus Shares) with no exercise price. The original vesting periods of these awards were from 3 to 5 years. In April 2009, the Extraordinary Stockholders’ meeting of Itaú Unibanco Holding approved the exchange of the original awards for replacement awards as described above.
c)     Quantitative information

I – Simple Stock Options

As of December 31, 2010, changes in the Simple Stock Options are summarized in the following table:

	Number of options	Weighted average exercise price
Option outstanding at the beginning of the year	61,145,491	25.46
Options granted	7,549,166	41.48
Options exercised	(13,038,777)	20.59
Options forfeited	(538,426)	31.04
Options outstanding at end of the year	55,117,454	31.38
Options exercisable as of the year-end	12,744,501	24.12

All Simple Stock Options are liability-classified awards that were remeasured at their fair value as of December 31, 2010 and 2009, and total liability amounted to R$ 525 and R$ 618, respectively.

Compensation expenses related to the Simple Stock Options amounted to R$ 138, R$ 595 and R$ (181) for the years ended December 31, 2010, 2009 and 2008, respectively. As of December 31, 2010, the compensation cost to be allocated in future periods is R$ 317 and its weighted average allocation period is approximately 3 years.

The total intrinsic values of the options exercised during the years ended December 31, 2010, 2009 and 2008 were R$ 257, R$ 301 and R$ 248, respectively. The cash received upon the exercise of the option were R$ 268, R$ 278 and R$ 107, respectively.

As of December 31, 2010, the aggregate intrinsic value of exercisable Simple Stock Options was R$ 200 and its weighted average remaining contractual term were approximately 32 months.

The weighted average fair value at grant date was estimated for the shares granted in the years ended December 31, 2010, 2009 and 2008 at R$ 11.88, R$ 18.63 and R$ 10.40 per share, respectively.

The fair value of these options is calculated based on a binominal option-pricing model, which takes into consideration the vesting periods for each different stock option. As the exercise price is adjusted for inflation rates, we adopted the real market interest rate as the risk-free interest rate assumption. Finally, dividends are based on historic payment of dividends in recent periods.

The weighted average assumptions adopted for December 31, 2010, 2009 and 2008 are shown below:

·       weighted historical volatility of 30.23%, 30.52% and 24.67%;
·       expected dividend yield of 3.13%, 3.02% and 3.50%;
·       annual risk-free interest rate of 5.95%, 6.40% and 6.78%;
·       expected total average lives of eight, seven and eight years.
II – Partners’ Plan

As of December 31, 2010 changes in Partners’ options and Share-based instruments are summarized in the following table:

Number of options
Awards outstanding at the beginning of the year	4,301,212
Awards granted	7,091,912
Awards exercised	(340,340)
Awards forfeited	(187,031)
Awards outstanding at end of the year	10,865,753
Awards exercisable as of the year-end	-

All Partners' options and Share-Based Instruments are equity awards as of December 31, 2010 and 2009.

Compensation expenses related to the Partners' options and Share-Based Instruments amounted to R$ 60 and R$ 23 for the years ended December 31, 2010 and 2009. As of December 31, 2010, the compensation cost to be allocated in future periods is R$ 264 and its weighted average allocation period is approximately 5 years.

The weighted average fair value of the Partners' options at grant date was estimated for the shares granted in the year ended December 31, 2010 and 2009 at R$ 35.01 and R$ 18.08, per share, respectively.

The weighted average fair value of the Share-Based Instruments at grant date was estimated for the shares granted in the year ended December 31, 2010 at R$ 39.90 per share.

The fair value of the Partners' options is the grant-date quoted market price of the preferred shares of Itaú Unibanco Holding, reduced by the dividend yield, since the beneficiaries are not entitled to receive dividends upon vesting.

The fair value of the Share-Based Instruments is the grant-date quoted market price of the preferred shares of Itaú Unibanco Holding, less the cash price paid by the beneficiaries. The cash received upon the purchase of the Share-Based Instruments was R$ 62 in 2010.